As filed with the Securities and Exchange Commission on December 9, 1998


                        Securities Act Registration No. 333-65829
                 Investment Company Act Registration No. 811-9067


          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                     Pre-Effective Amendment No. 1                [X]

                      Post-Effective Amendment No. __

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                      Amendment No. 1                              [X]

          KIRR, MARBACH PARTNERS FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

    621 Washington Street
      Columbus, Indiana                   47201
(Address of Principal Executive          (Zip Code)
         Offices)

Registrant's Telephone Number, including Area Code: (812) 376-9444

                    Mark D. Foster
             Kirr, Marbach & Company, LLC
                 621 Washington Street
               Columbus, Indiana  47201
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE
SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS
TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

     Subject to completion, dated December 9, 1998


     Prospectus
     dated December _____, 1998



          Kirr, Marbach Partners Funds, Inc.

           KIRR, MARBACH PARTNERS VALUE FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                    1-800-870-8039


          The investment objective of the Kirr, Marbach
     Partners Value Fund (the "Fund") is long-term capital growth. The Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies that the Fund's investment adviser, Kirr, Marbach & Company, LLC
     (the "Adviser") believes are currently trading at a price that does not fully reflect the value of the company.

          This  Prospectus  contains  information   you
     should  consider before you invest  in  the  Fund.
     Please read it carefully and keep it for future reference.

                 ____________________

          Neither    the   Securities   and    Exchange
     Commission  (the  "SEC") nor any state  securities
     commission  has  approved or  disapproved  of  the
     securities offered by this Prospectus, nor has the
     SEC or any state securities commission passed upon
     the    adequacy    of   this   Prospectus.     Any
     representation to the contrary is a criminal offense.

                       TABLE OF CONTENTS
                                                           Page No.

HIGHLIGHTS                                                      1

FEES AND EXPENSES OF THE FUND                                   2

INVESTMENT OBJECTIVE                                            3

HOW THE FUND INVESTS                                            3

FUND MANAGEMENT                                                 5

HOW TO PURCHASE SHARES                                          6

HOW TO REDEEM SHARES                                            8

VALUATION OF FUND SHARES                                       10

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    10

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       10

YEAR 2000 ISSUE                                                11

_____________________________

     In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information  (the  "SAI").
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                      HIGHLIGHTS

What are the goals of the Fund?

     The Fund's goal is long-term capital growth. This goal is sometimes referred to as the Fund's investment objective. The Fund attempts to achieve this goal by choosing investments that the Adviser believes will increase in value. Current income from dividends or interest is not an important factor in selecting investments for the Fund. The Fund cannot guarantee that it will achieve its goal. For more information, see "Investment Objective" and "How the Fund Invests."

What will the Fund invest in?

     The  Fund invests primarily in common stocks.  The
Fund  may  also invest in preferred stocks and  foreign
securities  in  pursuing its investment objective.   In
trying to achieve its goal, the stocks selected for the Fund will be those the Adviser believes are currently undervalued, i.e., those stocks trading at a discount to intrinsic value. The Fund will normally invest at least a majority of its assets in the common stocks of medium capitalization companies. The Fund may also invest in the common stocks of small capitalization and large capitalization companies. For more information, see "How the Fund Invests."

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

         Stock Market Risk:    Equity funds like the Fund
       are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments.

         Mid-Cap/Small-Cap Risk:    Medium capitalization
       and small capitalization companies may not have the size, resources or other assets of large capitalization companies. These medium capitalization and small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in value of the stock market in general.

         Stock Selection Risk: The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. The
       Adviser has not previously advised a mutual fund.

         Liquidity Risk:     The Adviser may not be able to
       sell stocks at an optimal time or price.

         Foreign Investment Risk: The Fund's foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. In addition, the costs of foreign investing tend to be higher than the costs of investing in domestic securities.

       You should be aware that you may lose money by investing in the Fund. Because of the Fund's focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.

Is the Fund an appropriate investment for me?

     The Fund is suitable for long-term investors only.
The  Fund  is not a short-term investment vehicle.   An
investment in the Fund may be appropriate if:

        your goal is long-term capital growth;

        you want to allocate some portion of your long-term investments to value investing;

        you do not require current income from this investment; and

        you are willing to accept short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

Because the Fund has been in operation for less than a full calendar year, it has no annual return history.


             FEES AND EXPENSES OF THE FUND


     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your
  investment)(1)                                       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)

  Management Fees(3)                                  1.00%
  Distribution and Service (12b-1) Fees(4)            0.25%
  Other Expenses(3)                                   0.77%
  Total Annual Fund Operating Expenses(3)             2.02%
____________

(1)If you exchange shares of the Fund for shares of the Firstar Money Market Fund by telephone, you will be charged a $5 service fee.

(2)Fund  operating  expenses  are  deducted  from  Fund
   assets  before  computing the daily share  price  or
   making  distributions.  As a result, they  will  not
   appear   on  your  account  statement,  but  instead
   reduce the amount of total return you receive.

(3)"Other   Expenses"  have  been  estimated  for   the
   current  fiscal year since the Fund  did  not  begin
   operations  until January 1, 1999.   Until  December
   31,  1999,  the  Adviser has  agreed  to  waive  its
   management  fee  and/or reimburse the  Fund's  other
   expenses to the extent necessary to ensure that  the
   total  annual operating expenses do not exceed 1.50%
   of  its  average net assets.  After such  date,  the
   total   operating   expense   limitations   may   be
   terminated   or   revised  at  any   time.    "Other
   expenses"  are presented before any such waivers  or
   reimbursements.  If such waivers and  reimbursements
   are  included in the calculation of "other expenses"
   (i.e., if actual "other expenses" are shown),  other
   expenses  and  total annual operating  expenses  for
   the  Fund  are  expected  to  be  0.25%  and  1.50%,
   respectively.    Any  waiver  or  reimbursement   is
   subject to later adjustment to allow the Adviser  to
   recoup   amounts  waived  or  reimbursed,  including
   initial organization costs of the Fund, to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.
   For additional information, see "Fund Management."

(4)Because  Rule 12b-1 fees are paid out of the  Fund's
   assets  on  an on-going basis, over time these  fees
   will  increase the cost of your investment and could
   cost  long-term  investors of  the  Fund  more  than
   other   types   of   sales   charges.    For    more
   information,   see  "Distribution  and   Shareholder
   Servicing Plan."

                        Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                 1 Year             3 Years

                  $205                $634


                 INVESTMENT OBJECTIVE

     The   Fund's  investment  objective  is  long-term
capital growth.


                 HOW THE FUND INVESTS


     The Fund seeks to achieve its investment objective
by  investing  primarily in common stocks of  companies
with   medium  market  capitalizations.   A  medium-cap
company would typically have a market capitalization of
between  $500  million  to $5  billion.   Under  normal
circumstances,  50%  or more of the Fund's  investments
will  consist of common stocks of medium capitalization
companies.    The  Fund  may  also  invest   in   small
capitalization companies with a market capitalization of less than $500 million and, from time to time, large capitalization companies with a market capitalization of more than $5 billion. Medium-cap and small-cap companies may not have the size, resources or other assets of large capitalization companies and may not correspond to the changes in value of the stock market in general. Medium-cap and small-cap companies may be subject to greater market risks and fluctuations in value than large capitalization companies.


     The Adviser generally follows a value approach  to
investing  for  the Fund.  Accordingly, the  Fund  will
focus  on  securities  of companies  that  the  Adviser
believes  are  undervalued relative to their  intrinsic
worth  and  possess  certain characteristics  that  the
Adviser  believes  will lead to a higher  market  price
over time.  In identifying securities for the Fund, the
Adviser   uses  a  number  of  proprietary   and   non-
proprietary sources, including computerized fundamental
databases, brokerage and other industry contacts and on-
premise management interviews and site visits.  In  the
research   process,   the   Adviser   reviews   certain
attributes that it believes a security should have for the Fund to invest in it, such as:

          Strong, shareholder-oriented management;

          Strong   balance   sheet   and   financial
          characteristics;

          Low price to earnings ratio;

          Low price to earnings growth (i.e., growth at a reasonable current price);

          Low price to free cash flow ratio;

          Current price reflects substantial discount from the liquidation or sale value of its underlying assets;

          Positive change in company and/or industry fundamentals; and

          Lack of following by a significant number of analysts or out of favor.

The securities the Adviser selects typically possess some but not all of the above attributes. Because of the Fund's focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.

     The  Fund  has no minimum holding period  for  its
investments  and  will  sell  securities  whenever  the
Adviser  believes  it  is consistent  with  the  Fund's
investment  objective.   The  Fund  typically  sells  a
security when the Adviser
believes it has achieved  its
target price, shows deteriorating fundamentals or falls short of the Adviser's expectations. The Fund will attempt to maximize investment returns. Potential tax consequences to Fund shareholders will be a secondary consideration when it sells securities. Investors may realize taxable capital gains as a result of frequent trading of the Fund's assets and the Fund incurs transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

     Under normal circumstances, the Fund expects to be
substantially fully invested in common stocks and other
equity  securities and will invest at least 65% of  its
total   assets  in  common  stocks  and  other   equity
securities.  Other equity securities will primarily  be
preferred  stocks  and  depositary  receipts.    Common
stocks   are  units  of  ownership  of  a  corporation.
Preferred stocks are stocks that often pay dividends at
a specified rate and have preference over common stocks
in  dividend payments and liquidation of assets.   Some
preferred stocks may be convertible into common  stock.
Equity  funds like the Fund are subject to stock market
risks  and significant fluctuations in value.   If  the
stock market declines in value, the Fund is likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments. In addition, the stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.




     In pursuing its investment objective, the Fund may
invest  up  to  20%  of its total  assets  in  American
Depositary   Receipts  ("ADRs"),  European   Depositary
Receipts  ("EDRs") or other foreign instruments.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company  evidencing ownership of the underlying foreign
security  and  denominated in U.S. dollars.   EDRs  are
European  receipts  evidencing a  similar  arrangement.
Investments  in  securities of foreign issuers  involve
risks which are in addition to the usual risks inherent
in  domestic investments.  Foreign economies may differ
favorably  or  unfavorably from  the  U.S.  economy  in
various  respects and many foreign securities are  less
liquid   and  their  prices  are  more  volatile   than
comparable U.S. securities.  From time to time  foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable  to  foreign investing,  such  as  custody
charges  and brokerage costs, may be higher than  those
attributable to domestic investment.  The value of  the
Fund's  assets  denominated in foreign currencies  will
increase or decrease in response to fluctuations in the
value of those foreign currencies relative to the  U.S.
dollar.   In  addition, a number of European  countries
have entered into an economic and monetary union which may have adverse effects on foreign securities if the union does not take effect as planned, if a country withdraws from the union or if the accounting and trading systems used by the Fund do not recognize the new currency adopted in the union.




     To  respond to adverse market, economic, political
or  other conditions, the Adviser may hold cash  and/or
invest  all or a portion of the Fund's assets in  money
market  instruments, which are short-term fixed  income
securities   issued   by   private   and   governmental
institutions.  Money market instruments include:

          Commercial paper;

          Short-term U.S. government securities;

          Repurchase agreements;

          Banker's acceptances;

          Certificates of deposit;

          Time deposits; and

          Other short-term fixed income securities.

If  these temporary, defensive strategies are used,  it
is  impossible  to  predict when or for  how  long  the
Adviser  may employ these strategies for the Fund.   To
the   extent   the  Fund  engages  in  this  temporary,
defensive strategy, the Fund may not achieve its investment objective.


     The  Fund may invest up to 25% of its total assets
in  fixed income securities and, pending investment  or
to  pay  redemption requests and expenses of the  Fund,
the Fund may hold a portion of its assets in short-term
money  market
securities and cash.  The Fund  may  also
invest   a   limited  amount  of  assets  in   illiquid
securities.    See  the  Fund's  SAI   for   additional
information.

                    FUND MANAGEMENT

Adviser

     The  Fund  has entered into an Investment Advisory
Agreement  with  the Adviser under  which  the  Adviser
manages  the  Fund's investments and business  affairs,
subject  to  the  supervision of the  Fund's  Board  of
Directors.    The   Adviser,  621  Washington   Street,
Columbus,   Indiana  47201,  is  an   Indiana   limited
liability  company and has been serving  clients  since
1975.   As  of September 30, 1998, the Adviser  managed
approximately   $812   million   for   individual   and
institutional  clients.  The Adviser is  controlled  by
David Kirr and Gregg Summerville.  Under the Investment
Advisory Agreement, the Fund pays the Adviser an annual
management fee of 1.00% of the Fund's average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly.   Until  December 31, 1999,  the  Adviser  has
agreed to waive its management fee and/or reimburse the
Fund's other expenses to the extent necessary to ensure
that the Fund's total annual operating expenses do  not
exceed  1.50%  of its average daily net assets.   After
such  time, the Adviser may voluntarily waive all or  a
portion of its management fee and/or reimburse all or a
portion  of Fund operating expenses.  The Adviser  will
waive fees and/or reimburse expenses on a monthly basis
and  the Adviser will pay the Fund by reducing its fee.
Any  waivers or reimbursements will have the effect  of
lowering  the  overall expense ratio for the  Fund  and
increasing its overall return to investors at the  time
any  such  amounts were waived and/or reimbursed.   Any
such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory
Agreement to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

     Under the Investment Advisory Agreement, not  only
is the Adviser responsible for management of the Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.    The  Adviser  has  no  prior   experience
advising mutual funds.

     Portfolio Managers. The Fund will be managed on a team basis, with the following individuals acting as leaders of the team:

     Mark  D. Foster.  Chief Investment Officer of  the
Adviser, Mr. Foster received a Bachelor of Science degree in finance from Ball State University in 1979.
Prior to joining the Adviser, Mr. Foster managed equity investments for Merchants Investment Counseling, Inc.
Mr. Foster joined the Adviser in 1987 as a portfolio manager and has served in his current position since
1997.  Mr. Foster is a Chartered Financial Analyst.

     Gregg T. Summerville.  Chief Investment Strategist
of  the  Adviser, Mr. Summerville earned a Bachelor  of
Arts  and Masters of Business Administration in finance
from Indiana University in 1969 and 1972, respectively.
Prior  to joining the Adviser, Mr. Summerville  was  an
analyst  and later a portfolio manager for Mellon  Bank
and   worked  for  Cummins  Engine  Company  where   he
researched securities for that company's pension  fund.
Mr. Summerville joined the Adviser as a portfolio manager in 1981 and has served in his present position since 1990. Mr. Summerville is a Chartered Financial
Analyst.

Custodian

     Firstar  Bank  Milwaukee, N.A.  ("Firstar  Bank"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin   53202  acts  as  custodian  of  the  Fund's
assets.

Transfer Agent and Administrator

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent  for  the  Fund
(the "Transfer Agent") and as the Fund's administrator.

Distributor

     Rafferty  Capital  Markets, Inc.,  550  Mamaroneck
Avenue, Harrison, New York 10528, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of the Fund's shares (the "Distributor").

                HOW TO PURCHASE SHARES

     Shares  of the Fund may be purchased at net  asset
value (as described below) through any dealer which has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Fund,   or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings  and loan or credit union.  The minimum initial
investment   in   the  Fund  is  $25,000.    Subsequent
investments of at least $1,000 may be made by mail or by wire. For investors using the Automatic Investment
Plan, as described below, the minimum investment is $25,000 with a minimum monthly investment of $250.
These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Net Asset Value

     Shares  of the Fund are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time)  on  each  day the New York Stock  Exchange  (the
"NYSE") is open.  See "Valuation of Fund Shares."

Initial Investment - Minimum $25,000

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check or money order payable to "Kirr, Marbach Partners
Funds, Inc." to your securities dealer, the Distributor
or the Transfer Agent, as the case may be.  The minimum
initial  investment  is $25,000.   If  mailing  to  the
Distributor  or  Transfer Agent,  please  send  to  the
following address:  Firstar Mutual Fund Services,  LLC,
P.O.  Box  701,  Milwaukee, Wisconsin  53201-0701.   In
addition,  overnight  mail  should  be  sent   to   the
following address:  Kirr, Marbach Partners Funds, Inc.,
Firstar  Mutual  Fund Services, LLC, Third  Floor,  615
East Michigan Street, Milwaukee, Wisconsin 53202.   The
Fund does not consider the U.S. Postal Service or other
independent   delivery  services  to  be  its   agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the Offering Price.   Such
dealers   may  also  charge  a  transaction   fee,   as
determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by the Corporation as  a  result.
Neither  cash nor third-party checks will be  accepted.
All applications to purchase Fund shares are subject to
acceptance  by  the Fund and are not binding  until  so
accepted.   The Fund reserves the right to  decline  or
accept a purchase order application in whole or in part.

Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:  Firstar Bank Milwaukee, N.A.
       ABA Number:  075000022

          Credit:   Firstar Mutual Fund Services, LLC
         Account:   112-952-137

  Further Credit:   Kirr, Marbach  Partners Funds, Inc.
                    (shareholder account number)
                    (shareholder name/account registration)

     Please  call  1-800-870-8039 prior to  wiring  any
funds  to  notify the Transfer Agent that the  wire  is
coming  and  to verify the proper wire instructions  so
that  the wire is properly applied when received.   The
Corporation is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors  to
make   subsequent  investments  directly  from  a  bank
checking   or   savings  account.   To  establish   the
telephone purchase option on your account, complete the
appropriate  section  in  the shareholder  application.
Only   bank   accounts   held  at  domestic   financial
institutions that are Automated Clearing House  ("ACH")
members  may be used for telephone transactions.   This
option  will become effective approximately 15 business
days  after  the  application form is received  by  the
Transfer Agent.  Purchases must be in amounts of $1,000
or more and may not be used for initial purchases of  a
Fund's  shares.  To have Fund shares purchased  at  the
offering  price  determined at  the  close  of  regular
trading  on  a  given  date, the  Transfer  Agent  must
receive  both  your  purchase  order  and  payment   by
Electronic Funds Transfer through the ACH system  prior
to  the  close of regular trading on such  date.   Most
transfers  are  completed  within  one  business   day.
Subsequent   investments  may  be   made   by   calling
1-800-870-8039.

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features of the Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain  operational  policies of the  Fund,  including
those  related to settlement and dividend accrual,  may
vary  from  those applicable to direct shareholders  of
the Fund and may vary among intermediaries.  You should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be  charged  such  fees
directly  by the Fund if you purchase your Fund  shares
directly  from the Fund without the intervention  of  a
financial   intermediary.   The  Fund   may,   however,
compensate   financial  intermediaries  for  assistance
under  the Fund's Distribution and Shareholder  Service
Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan - Minimum $25,000

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments in  the  Fund
from  your  bank checking or NOW account.  The  minimum
initial  investment  for investors  using  the  AIP  is
$25,000 with a monthly minimum investment of $250.   To
establish the AIP, complete the appropriate section  in
the  shareholder application.  You should consider your
financial  ability  to continue in the  AIP  until  the
minimum  initial investment amount is met  because  the
Fund  has the right to close an investor's account  for
failure  to reach the minimum initial investment.   For
additional information on the AIP, please see the SAI.

Individual Retirement Accounts

     You  may invest in the Fund by establishing a tax-
sheltered  individual retirement account ("IRA").   The
Fund  offers  the Traditional IRA and  Roth  IRA.   For
additional information on IRA options, please see the SAI.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by  mail  or
by  wire.   Any subsequent investment must  be  for  at
least  $1,000.  When making an additional  purchase  by
mail,   enclose  a  check  payable  to  "Kirr,  Marbach
Partners  Funds,  Inc."  and the Additional  Investment
Form  provided  on the lower portion  of  your  account
statement.   To  make an additional purchase  by  wire,
please   call   1-800-870-8039  for   complete   wiring
instructions.

                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of
their  Fund  shares at any time at the next  determined
net  asset value.  See "Valuation of Fund Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below) by the Transfer Agent.   An  investor
should   contact   the  Transfer  Agent   for   further
information concerning redemption of Fund shares.   The
Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days. Redemptions may be made by written request, telephone or wire. You may also redeem Fund shares using the Fund's exchange privilege, as discussed in the SAI.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors   who  have  an  Individual   Retirement
Account must indicate on their redemption requests whether or not federal income tax should be withheld.
Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $25,000.
Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

Written Redemption

     For  most  redemption requests, an  investor  need
only furnish a written, unconditional request to redeem
his  or  her shares at net asset value to the  Transfer
Agent:   Firstar Mutual Fund Services,  LLC,  P.O.  Box
701,  Milwaukee, Wisconsin 53201-0701.  Overnight  mail
should  be sent to Kirr, Marbach Partners Funds,  Inc.,
Firstar  Mutual  Fund Services, LLC, Third  Floor,  615
East   Michigan  Street,  Milwaukee,  Wisconsin  53202.
Requests  for redemption must (i) be signed exactly  as
the  shares are registered, including the signature  of
each  owner, and (ii) specify the number of  shares  or
dollar amount to be redeemed.  Redemption proceeds made
by  written redemption request may also be wired  to  a
commercial  bank  that  you  have  authorized  on  your
account application.  The Transfer Agent will charge  a
$12  service  fee  for  wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Fund does not consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be its agents.  Therefore, deposit  in  the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or  the  Fund.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     Shares of the Fund may also be redeemed by calling
the   Transfer  Agent  at  1-800-870-8039.   Redemption
requests by telephone are available for redemptions  of
$1,000  or  more.  Redemption requests  for  less  than
$1,000  must  be in writing.  In order to utilize  this
procedure,  an  investor must have  previously  elected
this   option  in  writing,  which  election  will   be
reflected in the records of the Transfer Agent, and the
redemption  proceeds  must be mailed  directly  to  the
investor or transmitted to the investor's predesignated
account  via wire or ACH transfer.  Funds sent via  ACH
are automatically credited to your account within three
business  days.  There is currently no charge for  this
service.   To  change the designated  account,  send  a
written  request  with signature(s) guaranteed  to  the
Transfer  Agent.   To  change  the  address,  call  the
Transfer   Agent  or  send  a  written   request   with
signature(s)   guaranteed  to   the   Transfer   Agent.
Additional   documentation  may   be   requested   from
corporations,   executors,  administrators,   trustees,
guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor.
Once made, telephone redemptions may not be modified or canceled.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions  and/or  sending written  confirmation  of
such  transactions  to investors.  Assuming  procedures
such  as the above have been followed, neither the Fund
nor  the  Transfer Agent will be liable for  any  loss,
cost,   or   expense  for  acting  upon  an  investor's
instructions   or   for   any  unauthorized   telephone
redemption.   The Fund reserves the right to  refuse  a
telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem your Fund shares directly through the Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic Withdrawal Plan ("SWP") allows you
to  make  automatic withdrawals from  your  account  at
regular  intervals.   Redemptions for  the  purpose  of
satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated.
Please see the SAI for more information.

Signature Guarantees

     Signature  guarantees  are  required   for:    (i)
redemption requests to be mailed or wired to  a  person
other than the registered owner(s) of the shares;  (ii)
redemption requests to be mailed or wired to other than
the  address  that  appears of  record  and  (iii)  any
redemption  request  if a change of  address  has  been
received  by the Fund or the Transfer Agent within  the
last  15  days.  A signature guarantee may be  obtained
from any eligible guarantor institution, as defined  by
the  SEC.   These  institutions include  banks,  saving
associations,  credit  unions,  brokerage  firms,   and
others. Please note that a notary public stamp or seal is not acceptable.

Redemption in Kind

     The  Fund has reserved the right to redeem in kind
(i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of the Fund's net asset value being redeemed. Please see the SAI for more information.

Money Market Exchange

     The  Fund has established a program which  permits
Fund shareholders to exchange Fund shares for shares of
the Firstar Money Market Fund.  This exchange privilege
is  a  convenient way to buy shares in a  money  market
fund in order to respond to changes in your goals or in
market  conditions.   Please  see  the  SAI  for   more
information on the exchange privilege.

              VALUATION OF FUND SHARES

     Net  asset  value  for the Fund is  calculated  by
taking  the value of the Fund's total assets, including
interest  or dividends accrued, but not yet  collected,
less  all liabilities, and dividing by the total number
of  shares  outstanding.  The result,  rounded  to  the
nearest  cent, is the net asset value per  share.   The
net asset value per share is determined as of the close
of  trading (generally 4:00 p.m. Eastern Standard Time)
on  each day the NYSE is open for business.  Net  asset
value  is  not determined on days the NYSE  is  closed.
The  price  at  which  a purchase order  or  redemption
request is effected is based on the next calculation of
net  asset value after the order is placed.  The Fund's
net  asset  value may not be calculated on days  during
which  the  Fund receives no orders to purchase  shares
and   no  shares  are  tendered  for  redemption.    In
determining  net asset value, expenses are accrued  and
applied   daily  and  investments  for   which   market
quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended
(the "12b-1 Plan"), which authorizes it to pay the Distributor and certain financial intermediaries (such as broker-dealers) who assist in distributing Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of its average daily net assets
(computed on an annual basis). To the extent expenses are incurred under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of the Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than paying other types of sales charges.
For additional information on the 12b-1 Plan, please see the SAI.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

     For  federal  income tax purposes,  all  dividends
paid  by  the  Fund and distributions of  net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital gain.  The capital gain holding period (and the
applicable  tax rate) is determined by  the  length  of
time  the Fund has held the security and not the length
of  time  you have held shares in the Fund.   The  Fund
expects that, because of its investment objective,  its
distributions will consist primarily of long- and short-
term capital gains.  Investors are informed annually as
to  the  amount and nature of all dividends and capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.


     The  Fund  intends to pay dividends and distribute
capital  gains,  if  any, at least  annually.   When  a
dividend or capital gain is distributed, the Fund's net
asset value decreases by the amount of the payment.  If
you  purchase shares shortly before a distribution, you
will  be  subject to income taxes on the  distribution,
even  though  the value of your investment  (plus  cash
received, if any) remains the same.  All dividends  and
capital  gains  distributions  will  automatically   be
reinvested  in  additional  Fund  shares  at  the  then
prevailing   net   asset  value  unless   an   investor
specifically requests that either dividends or  capital
gains  or both be paid in cash.  An investor may change
an   election   by   telephone,  subject   to   certain
limitations,   by   calling  the  Transfer   Agent   at
1-800-870-8039.

     Investors requesting to have dividends and/or capital gains paid in cash may choose to have such amounts mailed or sent via electronic funds transfer
("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by federal law to withhold
federal   income   tax  from  your  distributions   and
redemption proceeds at a rate of 31%.

     An exchange of Fund shares for shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.
An exchange is not a tax-free transaction.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                    YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Adviser,
Firstar  and  Firstar  Bank.   Many  computer  software
systems  in  use  today cannot properly  process  date-
related information after December 31, 1999 because  of
the  method  by which dates are encoded and calculated.
This  failure, commonly referred to as the  "Year  2000
Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.

     The Adviser has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Adviser  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Adviser does not currently  anticipate
that the Year 2000 Issue will have a material impact on
its  ability  to  continue to  fulfill  its  duties  as
investment adviser to the Fund.  However, there can  be
no assurance that the computer systems of the companies
in  which the Fund invests will be timely converted  or
that  the  value  of  such  investments  will  not   be
adversely affected by the Year 2000 Issue.

DIRECTORS

Mark D. Foster
Mickey Kim
Jeffrey N. Brown
Mark E. Chesnut
John F. Dorenbusch

PRINCIPAL OFFICERS

Mark D. Foster, President
Mickey Kim, Vice President,
  Treasurer and Secretary

INVESTMENT ADVISER

Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana  47201

DISTRIBUTOR

Rafferty Capital Markets, Inc.
550 Mamaroneck Avenue
Harrison, New York 10528

CUSTODIAN

Firstar Bank Milwaukee, N.A.
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Mutual Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

     The   SAI   for   the  Fund  contains   additional
information about the Fund. The Fund's SAI, which is incorporated by reference into this Prospectus, is available without charge upon request to the address or toll-free telephone number noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries, including the Fund's Distributor, who purchase and sell Fund shares.
General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.

     Information about the Fund (including the SAI) can
be  reviewed  and copied at the SEC's Public  Reference
Room  in  Washington,  D.C.  Please  call  the  SEC  at
1-800-SEC-0330   for  information   relating   to   the
operation   of  the  Public  Reference   Room.    Other
information  about the Fund is available on  the  SEC's
Internet site at http://www.sec.gov or upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009.

The Fund's 1940 Act File Number is 811-9067.

          STATEMENT OF ADDITIONAL INFORMATION

          Kirr, Marbach Partners Funds, Inc.

           KIRR, MARBACH PARTNERS VALUE FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                    1-800-870-8039


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Kirr, Marbach Partners Value Fund
(the "Fund"), dated December __, 1998. The Fund is a series of Kirr, Marbach Partners Funds, Inc. (the
"Corporation").

     A copy of the Prospectus is available without charge upon request to the above-noted address or toll-free telephone number.


This Statement of Additional Information is dated December __, 1998.

                       TABLE OF CONTENTS

                                                         Page No.


FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                         4

DIRECTORS AND OFFICERS                                         11

PRINCIPAL SHAREHOLDERS                                         13

INVESTMENT ADVISER                                             13

FUND TRANSACTIONS AND BROKERAGE                                14

CUSTODIAN                                                      15

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   15

ADMINISTRATOR                                                  16

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           16

PURCHASE, EXCHANGE AND PRICING OF SHARES                       17

REDEMPTIONS IN KIND                                            20

TAXATION OF THE FUND                                           20

PERFORMANCE INFORMATION                                        21

INDEPENDENT ACCOUNTANTS                                        22

FINANCIAL STATEMENTS                                           22

APPENDIX                                                      A-1

     In  deciding  whether to invest in the  Fund,  you
should  rely  on  information  in  this  Statement   of
Additional  Information  and related  Prospectus.   The
Fund has not authorized others to provide additional information. The Fund has not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

                   FUND ORGANIZATION

     The   Corporation  is  an  open-end,  diversified,
management investment company, commonly referred to  as
a mutual fund.  The Fund is a series of common stock of
the  Corporation,  a Maryland company  incorporated  on
September  23, 1998.  The Corporation is authorized  to
issue  shares  of common stock in series  and  classes.
Each  share of common stock of the Fund is entitled  to
one  vote,  and  each share is entitled to  participate
equally in dividends and capital gain distributions and
in  the assets of the Fund in the event of liquidation.
No  certificates will be issued for shares held in your
account.   You  will,  however, have  full  shareholder
rights.   Generally,  the  Corporation  will  not  hold
annual  shareholders' meetings unless required  by  the
Investment  Company Act of 1940, as amended (the  "1940
Act")  or  Maryland  law.   Shareholders  have  certain
rights,  including the right to call an annual  meeting
upon  a  vote  of 10% of the Corporation's  outstanding
shares for the purpose of voting to remove one or  more
directors or to transact any other business.  The  1940
Act requires the Corporation to assist the shareholders in calling such a meeting.

                INVESTMENT RESTRICTIONS

     The  investment objective of the Fund is  to  seek
long-term capital growth.  The following are the Fund's
fundamental  investment restrictions  which  cannot  be
changed  without  the approval of  a  majority  of  the
Fund's  outstanding voting securities.  As used herein,
a   "majority   of   the   Fund's  outstanding   voting
securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes (but not for leveraging or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible  under the Investment Company  Act  of
     1940,  as  amended  (the "1940  Act"),  which  may
     involve  a borrowing, including borrowing  through
     reverse  repurchase agreements, provided that  the
     combination  of (i) and (ii) shall not  exceed  33
     1/3%  of  the  value  of the Fund's  total  assets
     (including  the amount borrowed), less the  Fund's
     liabilities  (other  than  borrowings).   If   the
     amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets.
     The Fund may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The   following  are  the  Fund's  non-fundamental
investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage   in   futures   or  options   on   futures
     transactions.

6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements,  and  will  not   purchase
     securities when bank borrowings exceed 5% of its total assets.

     Except  for the fundamental investment limitations
listed  above and the Fund's investment objective,  the
Fund's  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

        IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The    following   information   supplements   the
discussion of the Fund's investment objectives and strategy described in the Prospectus under the captions
"Investment Objective" and "How the Fund Invests."

Illiquid Securities

     The Fund may invest up to 10% of its net assets in
illiquid  securities  (i.e., securities  that  are  not
readily marketable).  For purposes of this restriction,
illiquid  securities include, but are not  limited  to,
restricted  securities (securities the  disposition  of
which is restricted under the federal securities laws),
repurchase  agreements  with maturities  in  excess  of
seven  days  and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 10% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions   exempt  from  registration   under   the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines adopted by the Board of Directors.  However,
investing in securities which may be resold pursuant to
Rule  144A  under  the Securities Act  could  have  the
effect   of   increasing  the  level  of   the   Fund's
illiquidity to the extent that institutional investors become, for a time, uninterested in purchasing such securities.

     The  Board  of  Directors  has  delegated  to  the
Adviser  the day-to-day determination of the  liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive
liquidity criteria are used, the
Board of Directors has directed the Adviser to look  to
such  factors  as (i) the nature of the  market  for  a
security  (including the institutional  private  resale
market), (ii) the terms of certain securities or  other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration is required, the Fund may be obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, the Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable
(except for Rule 144A securities deemed to be liquid by the Adviser), the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Warrants

     The Fund may invest up to 10% of its net assets in
warrants.   Warrants  are options  to  purchase  equity
securities at a specific price for a specific period of
time.    They  do  not  represent  ownership   of   the
securities  but only the right to buy them.   Investing
in  warrants is purely speculative in that they have no
voting rights, pay no dividends and have no rights with
respect  to  the assets of the issuer of the underlying
securities.   In addition, the value of a warrant  does
not necessarily change with the value of the underlying securities, and a warrant must be exercised prior to its expiration date or it ceases to have value.

Fixed Income Securities

     Fixed income Securities in General.  The Fund  may
invest  up  to 25% of its assets in a wide  variety  of
fixed income securities, including bonds and other debt
securities and non-convertible preferred stocks.   Debt
securities  are  obligations  of  the  issuer  to   pay
interest and repay principal. Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by the Fund as a fixed income security, will generally pay a dividend.


     Changes in market interest rates affect the  value
of   fixed   income  securities.   If  interest   rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in the Fund are likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  it  will fluctuate in value based on  interest
rate  changes.   Longer-term  fixed  income  securities
generally pay a higher interest rate. The Fund invests in fixed income securities of varying maturities.


     Changes  in the credit quality of the issuer  also
affect  the  value of fixed income securities.   Lower-
rated  fixed income securities generally pay  a  higher
interest  rate.   Although the  Fund  only  invests  in
investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.


     Types  of  Fixed income Securities.  The Fund  may
invest   in   the  following  types  of  fixed   income
securities:


         Corporate debt securities, including bonds, debentures and notes;


         U.S. government securities;


         Preferred stocks;


         Convertible securities;


         Commercial paper (including variable amount master demand notes);

         Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation); and


         Repurchase agreements.

     Ratings.  The Fund will limit investments in fixed
income  securities to those that are rated at the  time
of  purchase as at least investment grade by  at  least
one  national  rating  organization,  such  as  S&P  or
Moody's,  or,  if  unrated, are  determined  to  be  of
equivalent  quality by the Adviser.   Investment  grade
fixed income securities include:

          U.S. government securities;

          Bonds or bank obligations rated in one of the four highest categories (e.g., BBB- or higher by S&P);

          Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P);

          Commercial paper or short-term bank obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P); and

          Repurchase agreements involving investment grade fixed income securities.

Investment grade fixed income securities are  generally
believed to have a lower degree of credit risk.   If  a
security's  rating falls below the above criteria,  the
Adviser  will determine what action, if any, should  be
taken  to  ensure compliance with the Fund's investment
objective and to ensure that the Fund will at  no  time
have  5%  or  more of its net assets invested  in  non-
investment    grade   debt   securities.     Additional
information concerning securities ratings is contained in the Appendix.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Convertible  Securities.   Convertible  securities
are bonds, debentures, notes, preferred stocks or other
securities that may be converted into or exchanged  for
a  specified amount of common stock of the  same  or  a
different issuer within a particular period of time  at
a  specified price or formula.  A convertible  security
entitles  the holder to receive interest normally  paid
or  accrued  on debt or the dividend paid on  preferred
stock  until  the convertible security  matures  or  is
redeemed,   converted,   or   exchanged.    Convertible
securities  have  unique investment characteristics  in
that  they generally (i) have higher yields than common
stocks,   but   lower  yields  than   comparable   non-
convertible  securities,  (ii)  are  less  subject   to
fluctuation  in value than the underlying  stock  since
they  have  fixed  income  characteristics,  and  (iii)
provide the potential for capital appreciation  if  the
market  price of the underlying common stock increases.
A  convertible security may be subject to redemption at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
The Adviser will limit investments in convertible debt securities to those that are rated at the time of purchase as investment grade by at least one national rating organization, such as S&P or Moody's, or, if unrated, are determined to be of equivalent quality by the Adviser.

     Variable-  or Floating-Rate Securities.  Variable-
rate securities provide for automatic establishment  of
a  new  interest rate at fixed intervals (e.g.,  daily,
monthly,     semi-annually,    etc.).     Floating-rate
securities  generally provide for
automatic  adjustment
of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit the  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     The  Fund will not invest more than 10% of its net
assets    in   variable-   and   floating-rate   demand
obligations that are not readily marketable (a variable-
or floating-rate demand obligation that may be disposed
of  on  not more than seven days notice will be  deemed
readily  marketable  and will not be  subject  to  this
limitation).    See   "Implementation   of   Investment
Objectives -- Illiquid Securities."  In addition,  each
variable-  and floating-rate obligation must  meet  the
credit  quality  requirements  applicable  to  all  the
Fund's  investments  at  the time  of  purchase.   When
determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

     Repurchase  Agreements.  The Fund may  enter  into
repurchase  agreements with certain banks  or  non-bank
dealers.   In a repurchase agreement, the Fund  buys  a
security  at  one price, and at the time of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven   days).   The  repurchase  agreement,   thereby,
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Adviser will monitor, on an ongoing basis, the value of
the  underlying  securities to ensure  that  the  value
always  equals  or  exceeds the repurchase  price  plus
accrued  interest.  Repurchase agreements could involve
certain  risks in the event of a default or  insolvency
of the other party to the agreement, including possible
delays  or  restrictions upon  the  Fund's  ability  to
dispose  of  the  underlying securities.   Although  no
definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

     The  Fund may, with respect to up to 5% of its net
assets, engage in reverse repurchase agreements.  In  a
reverse  repurchase agreement, the Fund  would  sell  a
security and enter into an agreement to repurchase  the
security  at  a specified future date and  price.   The
Fund  generally  retains  the  right  to  interest  and
principal  payments on the security.   Since  the  Fund
receives  cash upon entering into a reverse  repurchase
agreement,  it  may  be considered a  borrowing.   When
required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Temporary Strategies


     Prior to investing the proceeds from sales of Fund
shares, to meet ordinary daily cash needs or to respond
to   adverse  market,  economic,  political  or   other
conditions, the Adviser may hold cash and/or invest all
or  a  portion  of  the Fund's assets in  money  market
instruments,   which   are  short-term   fixed   income
securities   issued   by   private   and   governmental
institutions.  Money market instruments include:


         Commercial paper;


         Short-term U.S. government securities;


         Repurchase agreements;


         Banker's acceptances;


         Certificates of deposit;


         Time deposits; and


         Other short-term fixed income securities.


If  these  temporary strategies are  used  for  adverse
market,  economic  or  political  conditions,   it   is
impossible to predict when or for how long the  Adviser
may  employ  these  strategies for the  Fund.   To  the
extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

Foreign Currencies

     The Fund may purchase and sell foreign currency on
a  spot or forward basis to facilitate the purchase  of
foreign  securities.  Because most  foreign  securities
are denominated in non-U.S. currencies, the Fund may be
required  to  purchase and sell foreign  currencies  to
engage   in   transactions  in  a   foreign   security.
Purchasing  and  selling foreign  currency  on  a  spot
(cash) basis involves converting U.S. dollars into  the
applicable  foreign currency or converting the  foreign
currency  into U.S. dollars for purposes of  short-term
settlement   of   the  foreign  security   transaction.
Purchasing  and selling foreign currency on  a  forward
basis   involves  converting  U.S.  dollars  into   the
applicable  foreign currency or converting the  foreign
currency  into U.S. dollars for purposes of settling  a
foreign security transaction at some date in the future
(i.e., when the Fund is obligated to purchase or sell a
foreign  security  at  a specified  future  date  at  a
specified price).  In general, if the currency in which
a  Fund  investment is denominated appreciates  against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely affect the value of the Fund investment expressed in U.S. dollars.

Depositary Receipts and Foreign Securities

     The Fund may invest up to 20% of its net assets in
foreign securities directly or by purchasing depositary
receipts,   including   American  Depositary   Receipts
("ADRs")  and European Depositary Receipts ("EDRs")  or
other securities convertible into securities or issuers
based  in foreign countries.  These securities may  not
necessarily be denominated in the same currency as  the
securities   into   which  they   may   be   converted.
Generally, ADRs, in registered form, are denominated in
U.S.  dollars  and are designed for  use  in  the  U.S.
securities markets, while EDRs, in bearer form, may  be
denominated  in other currencies and are  designed  for
use  in European securities markets.  ADRs are receipts
typically  issued  by  a  U.S. Bank  or  trust  company
evidencing  ownership  of  the  underlying  securities.
EDRs   are  European  receipts  evidencing  a   similar
arrangement.   For  purposes of the  Fund's  investment
objectives, ADRs and EDRs are deemed to have  the  same
classification   as  the  underlying  securities   they
represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual
arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  or  interest;   less
extensive  regulation  of foreign  brokers,  securities
markets,  and  issuers; costs incurred  in  conversions
between  currencies; possible delays in  settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably  from the U.S. economy in various  respects
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.   From time to time foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
may  be  higher  than  those attributable  to  domestic
investment.  The value of the Fund's assets denominated
in  foreign  currencies will increase  or  decrease  in
response to fluctuations in the value of those  foreign
currencies  relative  to  the  U.S.  dollar.   Currency
exchange rates can be volatile at times in response  to
supply  and  demand  in the currency exchange  markets,
international   balances   of  payments,   governmental
intervention,  speculation  and  other  political   and
economic conditions.  In addition, a number of European
countries have entered into the European Monetary Union
("EMU"),  an  economic and monetary  union  which  will
result  in  a  single currency and  a  single  monetary
policy for all EMU countries beginning January 1, 1999.
The  EMU may have adverse effects on foreign securities
if  it is not implemented as planned or if one or  more
countries  withdraws from the EMU.  The  EMU  may  also
have adverse effects on foreign securities if portfolio
management  software  used  by  the  Adviser   or   the
accounting and trading systems used by the Fund do  not
recognize  the  Euro, the new currency adopted  by  the
EMU.   In the Euro's infancy, investment advisers, like
the Adviser, will be unfamiliar with new indices and benchmarks for EMU countries and companies.

Investment Companies

     The  Fund  may  invest, to a  limited  extent,  in
investment companies, including open-end and closed-end
mutual  funds and money market funds.  Under  the  1940
Act, the Fund may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.
The Fund does not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees and expenses.

High-Yield (High-Risk) Securities

     In  General.  The Fund will invest in fixed income
securities  rated at the time of purchase as  at  least
investment  grade by at least one nationally recognized
statistical rating organization ("NRSROs"), such as S&P
or  Moody's.   If a security's rating falls  below  the
ratings  criteria  set  forth in  the  Prospectus,  the
Adviser  will determine what action, if any, should  be
taken  to  ensure compliance with the Fund's investment
objective and to ensure that the Fund will at  no  time
have  5%  or  more of its net assets invested  in  non-
investment grade debt securities.  Non-investment grade
debt  obligations ("lower-quality securities")  include
(1)  bonds  rated  as  low as C  by  S&P,  Moody's  and
comparable  ratings  of  other NRSROs;  (2)  commercial
paper  rated as low as C by S&P, Not Prime  by  Moody's
and comparable ratings of other NRSROs; and (3) unrated
debt  obligations of comparable quality.  Lower-quality
securities, while generally offering higher yields than
investment  grade  securities with similar  maturities,
involve  greater  risks, including the  possibility  of
default   or   bankruptcy.   They   are   regarded   as
predominantly speculative with respect to the  issuer's
capacity  to  pay  interest and repay  principal.   The
special   risk   considerations  in   connection   with
investments  in  these securities are discussed  below.
Refer  to  the  Appendix  for  a  description  of   the
securities ratings.

     Effect  of  Interest Rates and  Economic  Changes.
The   lower-quality  and  comparable  unrated  security
market  is relatively new and its growth has paralleled
a  long  economic expansion.  As a result,  it  is  not
clear   how  this  market
may  withstand  a  prolonged
recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

     All    interest-bearing    securities    typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
value   of   lower-quality   and   comparable   unrated
securities   tend   to  reflect  individual   corporate
developments  to a greater extent than do higher  rated
securities.   As a result, they generally involve  more
credit   risks  than  securities  in  the  higher-rated
categories.  During an economic downturn or a sustained
period  of  rising  interest  rates,  highly  leveraged
issuers   of   lower-quality  and  comparable   unrated
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.  The issuer's ability to service its  debt
obligations may also be adversely affected by  specific
corporate developments, the issuer's inability to  meet
specific   projected   business   forecasts   or    the
unavailability of additional financing.   The  risk  of
loss due to default by an issuer of these securities is
significantly  greater  than  issuers  of  higher-rated
securities   because  such  securities  are   generally
unsecured   and   are  often  subordinated   to   other
creditors.   Further, if the issuer of a  lower-quality
or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery.
Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality
or  comparable  unrated security  will  decrease  in  a
rising  interest rate market and accordingly,  so  will
the  Fund's  net asset value.  If the Fund  experiences
unexpected net redemptions in such a market, it may  be
forced   to   liquidate  a  portion  of  its  portfolio
securities  without regard to their investment  merits.
Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities as a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.

     Payment    Expectations.     Lower-quality     and
comparable   unrated   securities   typically   contain
redemption, call or prepayment provisions which  permit
the   issuer   of   such  securities  containing   such
provisions   to,   at   its  discretion,   redeem   the
securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

     Credit  Ratings.  Credit ratings issued by  credit
rating agencies are designed to evaluate the safety  of
principal  and  interest payments of rated  securities.
They do not, however, evaluate the market value risk of
lower-quality securities and, therefore, may not  fully
reflect  the true risks of an investment.  In addition,
credit  rating  agencies may or  may  not  make  timely
changes  in a rating to reflect changes in the  economy
or  in  the  condition of the issuer  that  affect  the
market  value  of  the security.  Consequently,  credit
ratings  are  used only as a preliminary  indicator  of
investment  quality.  Investments in lower-quality  and
comparable  unrated obligations will be more  dependent
on the Adviser's credit analysis than would be the case
with  investments in investment-grade debt obligations.
The   Adviser  employs  its  own  credit  research  and
analysis,  which  includes a study  of  existing  debt,
capital structure, ability to service debt and  to  pay
dividends,   the  issuer's  sensitivity   to   economic
conditions, its operating history and the current trend
of  earnings.   The  Adviser continually  monitors  the
investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

     Liquidity  and  Valuation.   The  Fund  may   have
difficulty  disposing  of  certain  lower-quality   and
comparable unrated securities because there  may  be  a
thin  trading market for such securities.  Because  not
all  dealers maintain markets in all lower-quality  and
comparable  unrated securities, there is no established
retail  secondary market for many of these  securities.
The Fund anticipates that such securities could be sold
only  to  a  limited number of dealers or institutional
investors.   To  the extent a secondary trading  market
does  exist,  it  is generally not  as  liquid  as  the
secondary market for higher-rated securities.  The lack
of a liquid secondary market may have an adverse impact
on  the market price of the security.  As a result, the
Fund's asset value and ability to dispose of particular
securities, when necessary to meet the Fund's liquidity
needs or in response to a specific economic event,  may
be impacted.  The lack of a liquid secondary market for
certain securities may also make it more difficult  for
the  Fund  to  obtain  accurate market  quotations  for
purposes  of  valuing  the  Fund's  portfolio.   Market
quotations  are  generally  available  on  many  lower-
quality  and  comparable unrated  issues  only  from  a
limited  number  of  dealers and  may  not  necessarily
represent  firm
bids  of such dealers  or  prices  for
actual  sales.   During periods of  thin  trading,  the
spread  between  bid  and asked  prices  is  likely  to
increase significantly.  In addition, adverse publicity
and  investor  perceptions, whether  or  not  based  on
fundamental  analysis,  may  decrease  the  values  and
liquidity  of  lower-quality  and  comparable   unrated
securities, especially in a thinly traded market.

     Legislation.   Legislation may  be  adopted,  from
time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

When-Issued Securities

     The Fund may from time to time invest up to 5%  of
its  net  assets in securities purchased  on  a  "when-
issued" basis.  The price of securities purchased on  a
when-issued  basis is fixed at the time the  commitment
to  purchase is made, but delivery and payment for  the
securities  take place at a later date.  Normally,  the
settlement date occurs within 45 days of the  purchase.
During  the period between the purchase and settlement,
no  payment  is  made by the Fund  to  the  issuer,  no
interest  is accrued on debt securities and no dividend
income   is  earned  on  equity  securities.    Forward
commitments involve a risk of loss if the value of  the
security  to  be  purchased  declines  prior   to   the
settlement date, which risk is in addition to the  risk
of  decline in value of the Fund's other assets.  While
when-issued  securities  may  be  sold  prior  to   the
settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them.
At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

     The   Fund   will  maintain  cash  and  marketable
securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Unseasoned Companies

     The  Fund may invest up to 5% of its total  assets
in  unseasoned companies, which are companies with less
than   three  years  of  continuous  operation.   While
smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading is substantially less than is typical of larger companies.
Therefore, the securities of these companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of these companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.

Short Sales Against the Box

     The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities.
Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

                DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their
principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

     *Mark   D.   Foster,  a  Director,  Chairman   and
President of the Corporation.

     Mr.  Foster, 40 years old, received a Bachelor  of
Science degree in finance from Ball State University in
1979.  Prior to joining the Adviser, Mr. Foster managed
equity investments for Merchants Investment Counseling,
Inc.   Mr.  Foster  joined the Adviser  in  1987  as  a
portfolio manager. Mr. Foster has been the Adviser's chief investment officer since 1997. Mr. Foster is a Chartered Financial Analyst.

     *Mickey Kim, a Director, Vice President, Secretary and Treasurer of the Corporation.

     Mr.  Kim,  40  years  old, earned  a  Bachelor  of
Science  degree  in  finance  from  the  University  of
Illinois   in   1980   and  a   Masters   of   Business
Administration  in  finance  from  the  University   of
Chicago in 1982.  Prior to joining the Adviser, Mr. Kim
was  an analyst with Driehaus Capital Management.   Mr.
Kim  joined the Adviser in 1986 as a portfolio manager.
Since  1996,  Mr.  Kim  has been  the  chief  operating
officer  of  the  Adviser.   Mr.  Kim  is  a  Chartered
Financial Analyst.

     Jeffrey N. Brown, a Director of the Corporation.

     Mr.   Brown,  39  years  old,  is  currently   the
President   of  Home  News  Enterprises,  a  publishing
company.  From 1992 to 1997, Mr. Brown served  as  Vice
President for that company.

     Mark E. Chesnut, a Director of the Corporation.

     Mr.  Chesnut,  51  years old,  worked  at  Cummins
Engine Co., a manufacturer of diesel engines, from 1966
to  1998.   Mr.   Chesnut's most recent  position  with
Cummins  Engine  Co.  was  Vice  President  of   Public
Affairs.  Mr. Chesnut is currently self-employed  as  a
health  care  and  education consultant.   Since  1990,
Mr. Chesnut has served as a director and chairman of the Southeastern Indiana Health Organization.

     John F. Dorenbusch, a Director of the Corporation.

     Mr.  Dorenbusch, 60 years old, is retired.   Prior
to  retiring,  Mr.  Dorenbusch  was  President  and   a
director  of  Tipton  Lakes  Company,  a  real   estate
development company, from 1981 to 1996. Mr. Dorenbusch was also President and a director of Irwin Management
Company, an investment, financial and tax management company, from 1990 to 1994 and 1981-1996, respectively.
Mr.  Dorenbusch  served as a director of Irwin-Sweeney-
Miller Foundation, a private foundation from 1987 to 1996.

     The  address for Messrs. Foster and Kim  is  Kirr,
Marbach   &   Company,  LLC,  621  Washington   Street,
Columbus, Indiana 47201.  The address for Mr. Brown  is
333   Second  Street,  Columbus,  Indiana  47201.   The
address  for  Mr.  Chesnut is 9567  West  Kelly  Court,
Columbus,   Indiana  47201.   The   address   for   Mr.
Dorenbusch  is  4115 North Riverside  Drive,  Columbus,
Indiana 47203.

     As of December __, 1998, officers and directors of the Corporation did not beneficially own any of the shares of common stock of the Fund's then outstanding shares; however, the Adviser owned 100% of such shares.
Directors and officers of the Corporation who are also officers, directors, employees or shareholders of the Adviser do not receive any remuneration from the Fund for serving as directors or officers.

     The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such (1):

     Name            Cash             Other            Total
                 Compensation(2)   Compensation

Mark D. Foster      $  0              $0              $ 0

Mickey Kim          $  0              $0              $ 0

Jeffrey N. Brown    $2,000            $0              $2,000

Mark E. Chesnut     $2,000            $0              $2,000

John F. Dorenbusch  $2,000            $0              $2,000

All   directors     $6,000            $0              $6,000
as a group
(5 persons)

____________________

(1) The amounts indicated are estimates of amounts to be paid by the Corporation.

(2)   Each  director who is not deemed  an  "interested
person"  as defined in the 1940 Act, will receive  $500
for each Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith. The Board anticipates holding four meetings during fiscal 1999. Thus, each disinterested director is entitled to up to $2,000 during such time period from the Corporation, plus reasonable expenses.

                PRINCIPAL SHAREHOLDERS

     As of December 2, 1998, the following person owned of record or is known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:

     Name and Address           No. Shares     Percentage

Kirr, Marbach & Company, LLC      10,000         100%


     Based  on  the foregoing, as of December 2,  1998,
the   Adviser  owned  a  controlling  interest  in  the
Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.

                  INVESTMENT ADVISER

     Kirr, Marbach & Company, LLC (the "Adviser") is the investment adviser to the Fund. The Adviser is controlled by David Kirr and Gregg Summerville.

     The  investment  advisory  agreement  between  the
Corporation  and the Adviser dated as of  December  __,
1998 (the "Advisory Agreement") has an initial term  of
two  years  and thereafter is required to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a majority of the Fund's  outstanding
voting  securities.  Each annual renewal must  also  be
approved by the vote of a majority of the Corporation's
directors who are not parties to the Advisory Agreement
or interested persons of any such party, cast in person
at  a  meeting called for the purpose of voting on such
approval.  The Advisory Agreement was approved  by  the
Board  of  Directors,  including  a  majority  of   the
disinterested directors on December __, 1998 and by the initial shareholder of the Fund on December __, 1998.
The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Fund's investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors.  At its expense,  the
Adviser provides office space and all necessary  office
facilities,  equipment and personnel for  managing  the
investments  of  the  Fund.  As  compensation  for  its
services,   the  Fund  pays  the  Adviser   an   annual
management  fee  of  1.00% of  its  average  daily  net
assets.   The  advisory fee is accrued daily  and  paid
monthly.

     The  Adviser  has agreed that until  December  31,
1999,  the Adviser will waive its management fee and/or
reimburse  the Fund's operating expenses to the  extent
necessary  to ensure that the total operating  expenses
(on  an annual basis) for the Fund do not exceed  1.50%
of  average  daily net assets.  After  such  date,  the
Adviser may from time to time voluntarily waive all  or
a  portion  of its fee and/or absorb expenses  for  the
Fund.   Any  waiver of fees or absorption  of  expenses
will  be  made on a monthly basis and, with respect  to
the  latter,  will be paid to the Fund by reduction  of
the  Adviser's  fee.   Any  such  waiver/absorption  is
subject to later adjustment during the term of the Advisory Agreement to allow Adviser to recoup amounts waived/absorbed, including initial organization costs of the Fund, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed.

            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Fund means the best net price without regard to the mix
between purchase or sale price and commission, if  any.
While   the   Adviser   seeks  reasonably   competitive
commission rates, the Fund does not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of the Fund's shares.

     When  the  Adviser buys or sells the same security
for  two or more advisory accounts, including the Fund,
the  Adviser may place concurrent orders with a  single
broker to be executed as a single, aggregated block  in
order  to  facilitate orderly and efficient  execution.
Whenever the Adviser does so, each advisory account  on
whose  behalf  an  order was placed  will  receive  the
average price at which the block was executed and  will
bear  a  proportionate share of all transaction  costs,
based  on  the  size of the advisory  account's  order.
While   the  Adviser  believes  combining  orders   for
advisory  accounts will, over time, be advantageous  to
all participants, in particular cases the average price
at   which  the  block  was  executed  could  be   less
advantageous to one particular advisory account than if
the   advisory  account  had  been  the  only   account
effecting   the   transaction  or  had  completed   its
transaction before the other participants.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as  amended,  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by  such broker or dealer to the  Fund.   The
Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section  28(e) and other
applicable state  and  federal
laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     The Adviser may, from time to time, cause advisory
accounts, including the Fund, to participate in initial
public offerings ("IPOs").  The Adviser's policy is  to
allocate,  to  the extent operationally  and  otherwise
practical, IPOs, including those IPOs where the Adviser
anticipates  the security will initially trade  in  the
market  at  a premium ("hot issues"), to each  advisory
account without regard to the size or fee structure  of
the  advisory account.  The Adviser allocates  IPOs  to
advisory  accounts based on numerous issues,  including
cash availability, the time advisory account funds have
been  available for investment or have had  investments
available   for   sale,   investment   objectives   and
restrictions,  an  advisory account's participation  in
other  IPOs and relative size of portfolio holdings  of
the  same  or  comparable  securities.   An  additional
consideration used in the Adviser's allocation of  "hot
issues"  is the relative investment performance  of  an
advisory account versus the index benchmarks and/or the
average  of  all  of  the Adviser's advisory  accounts.
From  time  to  time,  the Adviser  may  allocate  "hot
issues" to enhance the performance of advisory accounts
that  the Adviser believes have lagged relative to  the
performance   of   other   accounts.    The   Adviser's
participation in and allocation of "hot issues" is extremely limited.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which  the
Fund effects its securities transactions may be used by
the  Adviser in servicing all of its accounts; not  all
of  such  services  may  be  used  by  the  Adviser  in
connection with the Fund.  The Adviser believes  it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the Fund) managed by it.  Because the volume and nature
of  the  trading  activities of the  accounts  are  not
uniform,  the amount of commissions in excess of  those
charged  by  another broker paid by  each  account  for
brokerage  and  research services will vary.   However,
the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                       CUSTODIAN

     As  custodian  of the Fund's assets, Firstar  Bank
Milwaukee, N.A. ("Firstar Bank"), Third Floor, 615 East
Michigan   Street,  Milwaukee,  Wisconsin  53202,   has
custody  of  all  securities  and  cash  of  the  Fund,
delivers  and receives payment for portfolio securities
sold,   receives  and  pays  for  portfolio  securities
purchased,   collects  income  from   investments   and
performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202, acts as transfer agent and  dividend-
disbursing  agent for the Fund.  Firstar is compensated
based on an annual fee per open account of $14 (subject
to  a minimum annual fee of $22,500) plus out-of-pocket
expenses,  such  as  postage and printing  expenses  in
connection  with  shareholder communications.   Firstar
also receives an annual fee per closed account of $14.

     From  time to time, the Corporation, on behalf  of
the  Fund,  directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
Firstar, may pay amounts to third parties that  provide
transfer  agent  type services and other administrative
services   relating  to  the  Fund   to   persons   who
beneficially  have  interests  in  a  Fund,   such   as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Fund, transmitting proxy  statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Fund and related  services
as   the  Fund  or  beneficial  owners  may  reasonably
request.   In  such cases, the Fund will not  pay  fees
based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying
Firstar for providing these services to the Fund's shareholders (i.e., $14 per account plus expenses).

                     ADMINISTRATOR

     Pursuant   to  a  Fund  Administration   Servicing
Agreement  and  a Fund Accounting Servicing  Agreement,
Firstar also performs accounting and certain compliance
and  tax reporting functions for the Corporation.   For
these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Fund's aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net     .06 of 1%*
       assets
     Next $500 million of average net      .05 of 1%
       assets
      Average net assets in excess  of     .03 of 1%
      $700 million
     _____________________________
      *  Subject to a minimum  fee  of $35,000.

                       Accounting Services Fees

      First $40 million of average net      $22,000
        assets
      Next $200 million of average net      .01 of 1%
        assets
      Average net assets in excess  of      .005 of 1%
        $240 million

         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated December  __,
1998  (the "Distribution Agreement"), Rafferty  Capital
Markets,   Inc.  (the  "Distributor"),  550  Mamaroneck
Avenue,  Harrison,  New York 10528, acts  as  principal
distributor  of  the Fund's shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Fund's  shares,  which
shares are offered for sale by the Fund continuously at
net  asset value per share without the imposition of  a
sales   charge.    Pursuant  to  the   terms   of   the
Distribution Agreement, the Distributor bears the costs
of  printing prospectuses and shareholder reports which
are  used  for selling purposes, as well as advertising
and any other costs attributable to the distribution of
Fund shares.  All or a portion of the distribution  and
shareholder   servicing  fee  may  be   used   by   the
Distributor to pay such expenses under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The  Corporation,  on  behalf  of  the  Fund,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act  (the "12b-1 Plan"), which authorizes it to pay the
Distributor,   in   its  capacity  as   the   principal
distributor  of  Fund  shares,  or  any  Recipient  (as
defined below) a distribution and shareholder servicing
fee  of  up  to  0.25% per annum of the Fund's  average
daily  net assets.  Under the terms of the 12b-1  Plan,
the  Corporation or the Distributor may pay  all  or  a
portion of this fee to any securities dealer, financial
institution  or any other person (the "Recipient")  who
renders  assistance in distributing  or  promoting  the
sale   of   Fund   shares,  or  who  provides   certain
shareholder services to Fund shareholders, pursuant  to
a  written  agreement (the "Related  Agreement").   The
12b-1 Plan is a "reimbursement" plan, which means  that
the fees paid by the Fund are intended as reimbursement
for  services rendered up to the maximum allowable fee.
If  more  money for services rendered is  due  than  is
immediately  payable because of the expense  limitation
under  the  12b-1  Plan, the unpaid amount  is  carried
forward  from period to period while the 12b-1 Plan  is
in  effect  until  such time as it  may  be  paid.   No
interest,  carrying  or other forward  charge  will  be
borne  by  the  Fund  with respect  to  unpaid  amounts
carried  forward.   The 12b-1 Plan has  the  effect  of
increasing  the  Fund's expenses from what  they  would
otherwise  be.   The  Board of  Directors  reviews  the
Fund's  distribution  and  shareholder  servicing   fee
payments in connection with its determination as to the continuance of the 12b-1 Plan.


     The   12b-1  Plan,  including  forms  of   Related
Agreements, has been unanimously approved by a majority of the Board of Directors of the Corporation, and of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the

12b-1 Plan  or  any  Related
Agreements   (the  "Disinterested  Directors")   voting
separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable.
In addition, the 12b-1 Plan and any Related Agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of Disinterested
Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor and/or Recipients will provide reports or invoices to the Corporation of all amounts payable to them (and the purposes for which the amounts were expended) pursuant to the 12b-1 Plan.

Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Fund's investment adviser, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related
Agreement.

Anticipated Benefits to the Fund

     The  Board of Directors considered various factors
in  connection with its decision to approve  the  12b-1
Plan,  including:   (a) the nature and  causes  of  the
circumstances which make implementation  of  the  12b-1
Plan  necessary and appropriate; (b) the way  in  which
the  12b-1  Plan  would  address  those  circumstances,
including   the   nature  and   potential   amount   of
expenditures;   (c)  the  nature  of  the   anticipated
benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Fund;
and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its  business  judgment, that the  12b-1  Plan  was
reasonably   likely  to  benefit  the  Fund   and   its
shareholders in at least one or several potential ways.
Specifically, the Board concluded that the  Distributor
and  any  Recipients operating under Related Agreements
would  have little or no incentive to incur promotional
expenses on behalf of the Fund if a 12b-1 Plan were not
in place to reimburse them, thus making the adoption of
such  12b-1  Plan important to the initial success  and
thereafter,  continued  viability  of  the  Fund.    In
addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1
Plan.

       PURCHASE, EXCHANGE AND PRICING OF SHARES

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments in  the  Fund
from  your  bank checking or NOW account.  The  minimum
initial  investment  for investors  using  the  AIP  is
$25,000.    To   establish  the   AIP,   complete   the
appropriate  section  in  the shareholder  application.
Under certain circumstances (such as discontinuation of
the AIP before the Fund's minimum initial investment is
reached),  the  Fund reserves the right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Fund  will give the investor written notice and 60 days
in  which  to reinstate the AIP or otherwise reach  the
minimum  initial investment.  You should consider  your
financial  ability  to continue in the  AIP  until  the
minimum  initial investment
amount is met  because  the
Fund  has the right to close an investor's account  for
failure to reach the minimum initial investment.   Such
closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $250 or more.  There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient funds or, if prior to notifying  the  Fund
in  writing  or  by  telephone  of  your  intention  to
terminate the plan, you close your bank account  or  in
any   manner  prevent  withdrawal  of  funds  from  the
designated checking or NOW account. You can set up the AIP with any financial institution that is a member of Automated Clearing House.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Individual Retirement Accounts

     In addition to purchasing Fund shares as described
in  the  Prospectus  under "How  to  Purchase  Shares,"
individuals   may  establish  their  own  tax-sheltered
individual  retirement  accounts  ("IRAs").   The  Fund
offers  two  types of IRAs, including  the  Traditional
IRA,  that  can be adopted by executing the appropriate
Internal Revenue Service ("IRS") Form.

     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.

     Roth  IRA.  In a Roth IRA (sometimes known as  the
American Dream IRA), amounts contributed to the IRA are
taxed  at  the  time of contribution, but distributions
from the IRA are not subject to tax if the investor has
held  the  IRA  for  certain minimum  periods  of  time
(generally, until age 59-1/2).  Investors whose  income
exceeds certain limits are ineligible to contribute  to
a  Roth  IRA.   Distributions that do not  satisfy  the
requirements  for tax-free withdrawal  are  subject  to
income taxes (and possibly penalty taxes) to the extent
that    the   distribution   exceeds   the   investor's
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including  a  self-employed  individual)  to  purchase
shares  with tax deductible contributions not exceeding
annually  for  any one participant 15% of  compensation
(disregarding for this purpose compensation  in  excess
of $160,000 per year).  The $160,000 compensation limit
applies for 1998 and is adjusted periodically for  cost
of  living increases.  A number of special rules  apply
to    SEP   Plans,   including   a   requirement   that
contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.  The $6,000 limit applies for 1998 and is adjusted
periodically   for  cost  of  living   increases.    In
addition, the employer will contribute certain  amounts
to  the  investor's SIMPLE IRA, either  as  a  matching
contribution  to  those participants  who  make  salary
reduction    contributions   or   as   a   non-elective
contribution  to all eligible participants  whether  or
not making salary reduction contributions.  A number of
special  rules apply to SIMPLE Plans, including  (1)  a
SIMPLE  Plan  generally is available only to  employers
with  fewer than 100 employees; (2) contributions  must
be  made  on  behalf of all employees of  the  employer
(other  than  bargaining  unit employees)  who  satisfy
certain   minimum   participation   requirements;   (3)
contributions are made to a special SIMPLE IRA that  is
separate  and  apart from the other IRAs of  employees;
(4)   the   distribution  excise  tax   (if   otherwise
applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a full refund of their contributions.  Firstar,
the  Fund's custodian, may, in its discretion, hold the
initial contribution uninvested until the expiration of
the  seven-day  revocation period.   Firstar  does  not
anticipate that it will exercise its discretion but reserves the right to do so.

Systematic Withdrawal Plan

     Shareholders may set up automatic withdrawals from
their  Fund  accounts at regular intervals.   To  begin
distributions,  a shareholder's account  must  have  an
initial  balance  of  $50,000 and  at  least  $250  per
payment must be withdrawn.  To establish the systematic
withdrawal plan ("SWP"), the appropriate section in the
shareholder application must be completed.  Redemptions
will take place on a monthly, quarterly, semi-annual or
annual  basis  (or  the  following  business  day)   as
indicated  on the shareholder application.  The  amount
or  frequency of withdrawal payments may be  varied  or
temporarily  discontinued  by  calling  1-800-870-8039.
Depending  upon  the  size  of  the  account  and   the
withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust a shareholder's account. If the amount remaining in a shareholder's account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Money Market Exchange

     As  a  service to our shareholders, the  Fund  has
established  a  program whereby  our  shareholders  can
exchange  shares of the Fund for shares of the  Firstar
Money  Market  Fund  (the  "Firstar  Fund").   Exchange
requests are available for exchanges of $1,000 or more.
The Firstar Fund is a no-load money market fund managed
by  an  affiliate  of  Firstar.  The  Firstar  Fund  is
unrelated to the Corporation or the Fund.  However, the
Distributor may be compensated by the Firstar Fund  for
servicing  and related services provided in  connection
with  exchanges made by shareholders of the Fund.  This
exchange privilege is a convenient way to buy shares in
a  money market fund in order to respond to changes  in
your  goals or in market conditions.  Before exchanging
into  the  Firstar  Fund, please read  the  prospectus,
which may be obtained by calling 1-800-870-8039.  There
is  no  charge for written exchange requests.   Firstar
will, however, charge a $5 fee for each exchange transaction that is executed via the telephone.

     An exchange from the Fund to the Firstar Fund is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

Pricing of Shares

     Shares of the Fund are sold on a continual basis at the next offering price, which is the net asset value per share next computed following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Fund's transfer agent.

     The net asset value per share is determined as  of
the  close  of  trading (generally  4:00  p.m.  Eastern
Standard  Time) on each day the New York Stock Exchange
(the  "NYSE")  is  open for business.  Purchase  orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on  that day.  Applications for purchase of shares  and
requests  for redemption of shares received  after  the
close  of trading on the NYSE will be valued as of  the
close of trading on the next day the NYSE is open.  The
Fund's  net asset value may not be calculated  on  days
during  which the Fund receives no orders  to  purchase
shares and no shares are tendered for redemption.   Net
asset  value is calculated by taking the fair value  of
the   Fund's   total  assets,  including  interest   or
dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   Any securities or other assets for which market
quotations are not readily available are valued at fair
value  as  determined in good faith  by  the  Board  of
Directors  of the Corporation.  The Board of  Directors
may  approve the use of pricing services to assist  the
Fund  in  the determination of net asset value.   Fixed
income  securities having remaining  maturities  of  60
days or less when purchased are generally valued by the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                  REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1
of the 1940 Act, pursuant to which it has agreed to pay
in  cash all requests for redemption by any shareholder
of  record,  limited  in amount with  respect  to  each
shareholder  during  any 90-day period  to  the  lesser
amount  of  (i) $250,000 or (ii) 1% of the  Fund's  net
asset  value,  valued at the beginning of the  election
period.   The  Fund  intends  also  to  pay  redemption
proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.

                 TAXATION OF THE FUND

     The   Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified, will not be liable for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event  the  Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders  and  would make it  more  economical  for
shareholders to invest directly in securities  held  by
the   Fund  instead  of  investing  directly  in   such
securities through the Fund.

                PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown in the form of various performance figures.   The
Fund's  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Fund's
performance    include   general   market   conditions,
operating expenses and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P =    a hypothetical initial payment of $1,000.
          T =    average annual total return.
          n =    number of years.
        ERV =    ending redeemable value of a
                 hypothetical $1,000 payment made at
                 the beginning of the stated periods
                 at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in the  Fund's  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by   overall  performance,  investment  objectives  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations  do not include the effect  of  any  sales
charges  imposed  by other funds.   The  Fund  will  be
compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial

World, Business Week, U.S.  News
and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter Composite Index and the  Russell  2000
Index.   There are differences and similarities between
the  investments  that the Fund may  purchase  for  its
portfolio  and  the  investments  measured   by   these
indices.

                INDEPENDENT ACCOUNTANTS

     KPMG  Peat Marwick LLP, 777 East Wisconsin Avenue,
Milwaukee, Wisconsin 53202, independent accountants for the Fund, audit and report on the Fund's financial statements.

                 FINANCIAL STATEMENTS

     The following financial statements of the Fund are contained herein:

          (a)  Report of Independent Accountants.

          (b)  Statement of Assets and Liabilities.

          (c)  Statement of Operations.

          (d)  Notes to the Financial Statements.

           INDEPENDENT AUDITORS' REPORT


   The Shareholders and Board of Directors
   Kirr, Marbach Partners Value Fund:


   We have audited the accompanying statement of assets and liabilities of Kirr, Marbach Partners
   Value Fund (the "Fund"), as of December 2, 1998, and the related statement of operations for the period September 23, 1998 (inception) through
   December 2, 1998. These financial statements are the responsibility of the Fund's management.
   Our responsibility is to express an opinion on these financial statements based on our audit.


   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of December 2, 1998 and the results of its operations for the period September 23, 1998
   (inception) through December 2, 1998, in conformity with generally accepted accounting principles.


                      /s/ KPMG Peat Marwick LLP


   Milwaukee, Wisconsin
   December 8, 1998

         The Kirr, Marbach Partners Value Fund
          Statement of Assets and Liabilities
                   December 2, 1998


     ASSETS:

     Cash                                               $100,000
     Receivable from Adviser                              43,952
     Prepaid Blue sky                                     10,415
     Prepaid Insurance                                    32,050

          Total Assets                                   186,417


     LIABILITIES:

     Payable to Adviser                                   86,417

          Total Liabilities


     NET ASSETS                                         $100,000


     Capital shares, $0.01 par value; 500,000,000
     shares authorized                                    10,000


     Net Asset value, offering and redemption price per
     share (net assets/shares outstanding)                $10.00


     See accompanying notes to the financial statements

         The Kirr, Marbach Partners Value Fund
                Statement of Operations
 For the Period September 23, 1998 (Inception) through
                   December 2, 1998


     EXPENSES:

     Organization expenses                            $43,952
     Less:  Expenses waived by Adviser               (43,952)

     Net income/(loss)                                     $0


     See accompanying notes to the financial statements

         The Kirr, Marbach Partners Value Fund
           Notes to the Financial Statements
 For the Period September 23,1998 through December 2,
                         1998


1.   Organization


  The Kirr, Marbach Partners Funds, Inc.  (the
  "Corporation") was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment
  Company Act of 1940, as amended (the "1940 act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Kirr, Marbach Partners
  Value Fund (the "Fund").  Pursuant to the 1940 Act, the
  Fund is a "diversified" series of the Corporation.  The
  Fund has had no operations other than those related to organizational matters, including the sale of 10,000 shares for cash in the amount of $100,000 of the Fund to capitalize the Fund, which was sold to Kirr, Marbach &
  Company, LLC (the "Adviser") on December 2, 1998.


2.   Significant Accounting Policies


  (a) Organization and Prepaid Initial Registration Expense Expenses incurred by the Corporation in connection with the organization are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial state registration and prepaid insurance expenses are deferred and amortized over the period of benefit.


  (b) Federal Income Taxes
     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.


  (c) Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Investment Adviser


  The Corporation has an Investment Advisory Agreement (the
  "Agreement") with the Adviser, with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily assets.


  The Adviser has agreed to waive, through December 31, 1999 its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses, do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expense for a period are less than the expense limitation cap of 1.50%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.


4.   Distribution Plan


  The Corporation, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940
  Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Rafferty Capital Markets, Inc.
  (the "Distributor") or others that provide distribution or service assistance to the Fund at annual rates of up to 0.25% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days_including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

            Leading market positions in well-established industries.

            High rates of return on funds employed.

            Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

             Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

             Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

             Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

             Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment_capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (_): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                   Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

     CCC, CC, C      High default risk.  Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD, DD and   D    Default.   Securities  are  not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the
likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+ High credit quality. Protection factors are strong. Risk is modest but may
AA vary slightly from time to time because of economic conditions.
AA-


A+         Protection factors are average but adequate.
           However, risk factors are more
A variable and greater in periods of economic stress.
A-


BBB+ Below-average protection factors but still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+ Below investment grade but deemed likely to meet obligations when due.
BB Present or prospective financial protection factors fluctuate according to
BB-        industry  conditions  or  company  fortunes.
           Overall quality may move up or
           down frequently within this category.


B+ Below investment grade and possessing risk that obligations will not be met
B when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC         Well  below  investment  grade  securities.
            Considerable uncertainty exists as to
            timely payment of principal, interest or preferred dividends.
            Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP          Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a)  Registrant's Articles of Incorporation(1)

     (b)  Registrant's By-Laws(1)

     (c)  None

     (d)  Investment Advisory Agreement

     (e)  Distribution Agreement with Rafferty Capital
          Markets, Inc.

     (f)  None

     (g)  Custodian Servicing Agreement with Firstar
          Bank Milwaukee, N.A.

   (h.1)  Transfer Agent Servicing Agreement with
          Firstar Mutual Fund Services, LLC

   (h.2)  Fund Administration Servicing Agreement
          with Firstar Mutual Fund Services, LLC

   (h.3)  Fund Accounting Servicing Agreement with
          Firstar Mutual Fund Services, LLC

   (h.4)  Fulfillment Servicing Agreement with
          Firstar Mutual Fund Services, LLC

     (i)  Opinion and Consent of Godfrey & Kahn, S.C.

     (j)  Consent of KPMG Peat Marwick LLP

     (k)  None

     (l)  Subscription Agreement with Kirr, Marbach &
          Company, LLC

     (m)  Rule 12b-1 Distribution and Shareholder
          Servicing Plan

     (n)  Financial Data Schedule

     (o)  None

______________

(1)  Incorporated by reference to Registrant's Form N-
1A as filed with the Commission on October 16, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article  VI  of Registrant's By-Laws  provides  as
follows:

              ARTICLE VI  INDEMNIFICATION

          The   Corporation  shall  indemnify  (a)  its
     directors   and  officers,  whether  serving   the
     Corporation or, at its request, any other  entity,
     to  the  full extent required or permitted by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii)
     the
     1940  Act  and (b) other employees and  agents  to
     such extent as shall be authorized by the Board of
     Directors  and be permitted by law.  The foregoing
     rights  of  indemnification shall not be exclusive
     of   any  other  rights  to  which  those  seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  26.   Business  and  Other  Connections  of   the
Investment Adviser

     Besides  serving as investment adviser to  private
accounts,  the  Adviser is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession,  vocation  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession,  vocation  or  employment  of  a
substantial  nature of each of the Adviser's  directors
and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers" in the SAI.

Item 27.  Principal Underwriters

     (a) The Distributor also acts as distributor for the Badgley Funds, Inc. and The Home State
          Funds Group.

     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's  principal underwriter,  is  550
          Mamaroneck Avenue, Harrison, New York  10528.
          The following information relates to each director and officer of Rafferty:

                             Positions
                            and Offices        Positions and
            Name         With Underwriter         Offices
                                                   With
                                                Registrant

      Thomas A. Mulrooney   President              None

      Derek Park          Vice President           None

      Stephen Sprague    Chief Financial           None
                       Officer and Secretary

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession  of  Kirr,
Marbach   &   Company,  LLC,  Registrant's   investment
adviser, at Registrant's corporate offices, except records held and maintained by Firstar Bank Milwaukee, N.A., 615 E. Michigan Street, Milwaukee, Wisconsin
53202, relating to its function as custodian, and Firstar Mutual Fund Services, LLC, Third Floor, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

     None

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Indiana on the 8th day of December, 1998.

                              KIRR, MARBACH PARTNERS
                              FUNDS, INC. (Registrant)


                              By: /s/ Mark D. Foster
                                 -----------------------
                                 Mark D. Foster,
                              Chairman and President

     Each   person   whose  signature   appears   below
constitutes and appoints Mark D. Foster, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all pre-effective and post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                  Title                   Date


/s/ Mark D. Foster     Director, Chairman and      December 8, 1998
-------------------        President
Mark D. Foster


/s/ Mickey  Kim        Director, Vice  President,  December 8, 1998
------------------      Treasurer and Secretary
Mickey Kim


/s/ Jeffrey N. Brown   Director                    December 8, 1998
--------------------
Jeffrey N. Brown


/s/ Mark E. Chesnut    Director                    December 8, 1998
--------------------
Mark E. Chesnut


/s/ John F. Dorenbusch Director                    December 8, 1998
----------------------
John F. Dorenbusch

                     EXHIBIT INDEX

Exhibit No.    Exhibit

 (a)      Registrant's Articles of Incorporation(1)

 (b)      Registrant's By-Laws(1)

 (c)      None

 (d)      Investment Advisory Agreement

 (e)      Distribution Agreement with Rafferty Capital Markets, Inc.

 (f)      None

 (g)      Custodian Servicing Agreement with Firstar Bank Milwaukee, N.A.

 (h.1)    Transfer Agent Servicing Agreement with Firstar Mutual Fund
          Services, LLC

 (h.2) Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC

 (h.3)    Fund Accounting Servicing Agreement with Firstar Mutual Fund
          Services, LLC

 (h.4)    Fulfillment Servicing Agreement with Firstar Mutual Fund
          Services, LLC

 (i)      Opinion and Consent of Godfrey & Kahn, S.C.

 (j)      Consent of KPMG Peat Marwick LLP

 (k)      None

 (l)      Subscription Agreement with Kirr, Marbach & Company, LLC

 (m)      Rule 12b-1 Distribution and Shareholder Servicing Plan

 (n)      Financial Data Schedule

 (o)      None

___________________

(1)  Incorporated by reference to Registrant's Form
N-1A as filed with the Commission on October 16, 1998.